OTHER FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Financial Assets And Liabilities

	As of December 31,
	2022	2021
Other financial assets
Current
Convertible notes	2,491	1,267
Equity instruments	371	—
Foreign exchange forward contracts	3,509	758
Interest rate SWAP	155	—
Others	3	32
TOTAL	6,529	2,057

Non-current
Convertible notes	4,193	2,608
Equity instruments	27,521	22,088
Interest rate SWAP	3,261	534
Others	3	3
TOTAL	34,978	25,233

Other financial liabilities
Current
Other financial liabilities related to business combinations (note 26)	50,889	61,561
Put option on minority interest of Walmeric	3,871	—
Foreign exchange forward contracts	3,575	1,498
Equity forward contract	981	—
TOTAL	59,316	63,059

Non-current
Other financial liabilities related to business combinations (note 26) (1)	73,802	45,803
Put option on minority interest of Walmeric	5,515	15,423
Equity forward contract	2,905	—
TOTAL	82,222	61,226
(1) As part of the acquisition of Grupo ASSA, the sellers agreed to indemnify the Company for the outcome of certain contingencies. As a result, the Company has recognized an indemnification asset for a total amount of 6,071 and 2,883, as of December 31, 2022 and 2021, respectively. The consideration for this acquisition includes 9,398 and 16,748 (9,539 and 17,000 measured at present value, respectively) as of December 31, 2022 and 2021, which is subject to adjustments, deductions and withholdings related to the indemnified contingencies. Consequently, the Company has off-set the indemnification asset against the amount payable to the sellers.